Provision for post-employment benefits - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) yr	Dec. 31, 2017 GBP (£) yr	Dec. 31, 2016 GBP (£)
Disclosure of defined benefit plans [line items]
Employer contributions and benefit payments | £	£ 44.9	£ 68.2	£ 43.7
Employer contributions and benefit payments, expected in 2019 | £	£ 50.0
Years life expectancy after age 65 - current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	22.2	22.4
Years life expectancy after age 65 - current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23.9	24.0
Years life expectancy after age 65 - future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24.0	23.8
Years life expectancy after age 65 - future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25.7	25.7